Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee
Employee Benefits
Wages and salaries	€ 13,187,000	€ 11,558,000	€ 11,855,000
Social security costs	1,433,000	1,346,000	1,285,000
Pension costs — defined contribution plans	910,000	868,000	860,000
Equity-settled share based payments	5,948,000	3,224,000	4,024,000
Total employee benefits expense	€ 21,478,000	€ 16,996,000	€ 18,024,000
Average number of employees for the period | employee	139.8	127.7	139.9
Research and Development | employee	118.3	89.2	96.2
General and Administrative | employee	36.1	29.6	34.0
Total number of employees at December 31 (converted to FTE) | employee	154.4	118.8	130.2
WBSO subsidies received for wages and salaries	€ 714,000	€ 1,294,000	€ 723,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	143.1	112.8